SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Income Tax Disclosure [Abstract]
Tax loss carryforwards	$ 2,313,000	$ 1,342,000
Property and equipment	39,000	(74,000)
Financing fees	191,000	216,000
Total gross deferred tax assets	2,543,000	1,484,000
Deferred tax assets valuation allowance	(2,543,000)	(1,484,000)
Net deferred tax assets